[Mintz Levin, Cohn Ferris, Glovsky and Popeo PC]

Jeffrey P. Schultz

Direct dial 212 692 6732

February 14, 2005

VIA EDGAR AND FEDERAL EXPRESS

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:                               Services Acquisition Corp. International

Dear Ladies and Gentleman:

On behalf of Services Acquisition Corp. International (the “Company”), the undersigned encloses and files with you one conformed copy of the Company’s complete Registration Statement on Form S-1.

Please call the undersigned at (212) 692-6732 with any comments or questions regarding this Registration Statement.

Thank you.

Sincerely,

Jeffrey P. Schultz

Enclosure